Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Schedule of composition of employee benefits	Composition of employee benefits:
As of December 31
2022	2021
$ millions	$ millions

Fair value of plan assets	432	648
Termination benefits	(86)	(135)
Defined benefit obligation	(664)	(993)
	(318)	(480)

Schedule of composition of fair value of the plan assets
Composition of fair value of the plan assets:
As of December 31
2022	2021
$ millions	$ millions

Equity instruments
With quoted market price	126	230
Without quoted market price	40	50
	166	280
Debt instruments
With quoted market price	232	337
Without quoted market price	10	3
	242	340
Deposits with insurance companies	24	28

	432	648

Schedule of movement in net defined benefit assets (liabilities)

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2022	2021	2022	2021	2022	2021
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	648	629	(993)	(1,075)	(345)	(446)

Income (costs) included in profit or loss:
Current service costs	-	-	(23)	(24)	(23)	(24)
Interest income (expenses)	12	6	(20)	(14)	(8)	(8)
Past service cost	-	-	-	12	-	12
Effect of movements in exchange rates, net	(32)	8	56	(16)	24	(8)
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	230	68	230	68
Other actuarial gains	(147)	17	-	-	(147)	17
Change with respect to translation differences, net	(34)	(10)	43	21	9	11

Other movements:
Benefits received (paid)	(20)	(6)	43	35	23	29
Employer contribution	5	4	-	-	5	4
Balance as of December 31	432	648	(664)	(993)	(232)	(345)

Schedule of actuarial assumptions
Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2022	2021	2020
%	%	%

Discount rate as of December 31	4.7	2.1	1.7
Future salary increases	3.9	3.9	3.4
Future pension increase	2.8	2.3	2.0

Schedule of sensitivity analysis

Assuming all other assumptions remain constant, the following reasonably possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2022
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(11)	(6)	6	11
Discount rate	28	14	(14)	(28)
Mortality table	13	6	(6)	(13)

The assumptions regarding the future mortality rates are based on published statistics and accepted mortality tables.

H.	The Effect of the plans on the Company's future cash flows

The expenses recorded in respect of defined contribution plans in 2022 are $39 million (compared with $43 million in 2021 and $39 million in 2020).

The Company estimates that the expected deposits in 2023 to fund defined benefit plans are about $8 million.

As of December 31, 2022, the Company estimates that the life of the defined benefit plans, based on a weighted average, is about 11 years (compared with 13.6 years in 2021).

I.	Long-term incentive plan

(1)
In February 2023, the Company’s HR & Compensation Committee and the Board of Directors approved a new biennial equity grant for the years 2023-2024 in the form of options exercisable to the Company's ordinary shares. For further information, see Note 19.

(2)
In November 2021, Company's HR & Compensation Committee and the Board of Directors approved a new Cash LTI plan, according to which, other senior managers will be awarded a cash incentive in 2025, the fair value of the grant as of the reporting date is about $37 million. The grant is subject to achievement of certain financial targets over the three years and can be affected by the change in share price.